Business Combination - Additional Information (Details) ¥ in Thousands			12 Months Ended
	Jun. 30, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 19, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Apr. 08, 2020 CNY (¥)	Jul. 31, 2018 CNY (¥)
Disclosure of detailed information about business combination [line items]
Consideration to be paid (Note 26)			¥ 22,842
Taifeng Renewable Energy from Huaneng Taishan Power Co., Ltd. ("Taishan Power")
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired	82.23%				82.23%
Total cash consideration	¥ 228,420
Cash consideration paid	205,000
Consideration to be paid (Note 26)	22,842
Goodwill expected to be deductible for income tax purposes | $					$ 0
Revenue of acquiree since acquisition date			42,509
Profit (loss) of acquiree since acquisition date			1,244
Revenue of combined entity as if combination occurred at beginning of period			169,494,000
Profit (loss) of combined entity as if combination occurred at beginning of period			2,618,000
Non-controlling interests	48,103
Less: Fair value of total identifiable net assets	(270,695)
Goodwill	5,828
Less: Bank balances and cash of acquirees	(6,315)
Cash consideration paid for acquisition of subsidiaries, net of cash acquired	¥ 228,420
Tianjin Yuan Rong Investment Management Co., Ltd
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired						100.00%
Total cash consideration						¥ 8,553
Revenue of acquiree since acquisition date			1,652
Profit (loss) of acquiree since acquisition date			173
Revenue of combined entity as if combination occurred at beginning of period			169,450,000
Profit (loss) of combined entity as if combination occurred at beginning of period			2,611,000
Less: Fair value of total identifiable net assets						(9,294)
Less: Bank balances and cash of acquirees						(1,657)
Cash consideration paid for acquisition of subsidiaries, net of cash acquired						¥ 8,553
Acquisition from Taishan Power
Disclosure of detailed information about business combination [line items]
Total cash consideration		¥ 1,173,000					¥ 1,049,809
Goodwill expected to be deductible for income tax purposes		0
Revenue of acquiree since acquisition date		743,000
Profit (loss) of acquiree since acquisition date		92,000
Total consideration							1,172,508
Non-controlling interests							276,713
Less: Fair value of total identifiable net assets							1,218,003
Goodwill							231,218
Less: Bank balances and cash of acquirees							122,699
Cash consideration paid for acquisition of subsidiaries, net of cash acquired		1,173,000					¥ 1,049,809
Acquisition related cost incurred		¥ 960
A set of activities and assets of Huaneng Laizhou Wind Power Co., Ltd. (Laizhou Wind Power)
Disclosure of detailed information about business combination [line items]
Total cash consideration				¥ 255
Goodwill expected to be deductible for income tax purposes				0
Revenue of acquiree since acquisition date			9,325
Profit (loss) of acquiree since acquisition date			3,547
Revenue of combined entity as if combination occurred at beginning of period			169,480,000
Profit (loss) of combined entity as if combination occurred at beginning of period			¥ 2,617,000
Less: Fair value of total identifiable net assets				6,532
Goodwill				6,787
Cash consideration paid for acquisition of subsidiaries, net of cash acquired				¥ 255
Laizhou Wind Power
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired							80.00%
Less: Fair value of total identifiable net assets							¥ 787
Less: Bank balances and cash of acquirees							¥ (10,486)
Shandong Laiwu Thermal Power
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired							80.00%
Less: Fair value of total identifiable net assets							¥ (556,546)
Less: Bank balances and cash of acquirees							¥ (57,558)
Shandong Liaocheng Thermal Power
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired							75.00%
Less: Fair value of total identifiable net assets							¥ (662,244)
Less: Bank balances and cash of acquirees							¥ (54,655)
Hong Kong Energy
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired		50.00%
Non-controlling interests		¥ 1,314,040
Fair value of pre-existing interest in Hong Kong Energy		1,314,040
Less: Fair value of total identifiable net assets		(2,628,080)
Less: Bank balances and cash of acquirees		¥ (374,964)